INVESTMENT SECURITIES (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Jun. 30, 2013	Dec. 31, 2012
SECURITIES AVAILABLE FOR SALE
Amortized Cost	$ 46,701	$ 44,060	$ 46,655	$ 42,399
Gross Unrealized Gains	933	701	1,039	1,423
Gross Unrealized Losses	(260)	(373)	(387)	(23)
Estimated Fair Value	47,374	44,388	47,307	43,799
US Agencies - MBS
SECURITIES AVAILABLE FOR SALE
Amortized Cost	6,598	7,078	7,491	7,962
Gross Unrealized Gains	253	281	354	412
Estimated Fair Value	6,851	7,359	7,845	8,374
US Agencies
SECURITIES AVAILABLE FOR SALE
Amortized Cost	17,755	15,227	15,172	10,267
Gross Unrealized Gains	91		74	137
Gross Unrealized Losses	(258)	(372)	(341)
Estimated Fair Value	17,588	14,855	14,905	10,404
Corporate Bonds
SECURITIES AVAILABLE FOR SALE
Amortized Cost	15,691	15,862	18,557	18,763
Gross Unrealized Gains	189	218	161	237
Gross Unrealized Losses		(1)	(45)	(23)
Estimated Fair Value	15,880	16,079	18,673	18,977
Obligations of states and political subdivisions
SECURITIES AVAILABLE FOR SALE
Amortized Cost	6,441	5,893	5,435	5,407
Gross Unrealized Gains	400	202	450	637
Gross Unrealized Losses	(2)		(1)
Estimated Fair Value	6,839	6,095	5,884	6,044
Other
SECURITIES AVAILABLE FOR SALE
Amortized Cost	216
Estimated Fair Value	216
FHLB borrowings and customer relationships
SECURITIES AVAILABLE FOR SALE
Amortized Cost	4,378
Estimated Fair Value	$ 4,530